Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUE
REVENUE	$ 1,957,362	$ 2,092,032	$ 1,749,133
COST OF GOODS SOLD	446,239	458,436	366,258
GROSS PROFIT	1,511,123	1,633,596	1,382,875
EXPENSES
Selling expenses	2,196,803	1,645,985	1,353,165
General and administrative expenses	14,081,153	10,013,732	16,438,936
Product development and clinical trials expenses	20,401,595	20,020,959	16,001,464
TOTAL EXPENSES	36,679,551	31,680,676	33,793,565
OPERATING LOSS	(35,168,428)	(30,047,080)	(32,410,690)
OTHER (EXPENSE)/ INCOME
Interest and other income	1,394,035	184,912	183,065
Interest and prepayment penalty expense	(1,035,957)	(133,082)
Impairment on right-of-use asset		(104,544)
Gain on sale of assets			238,907
Loss on foreign exchange	(256,585)	(74,209)	(175,054)
Unrealized gain/(loss) on warrants, derivative liability warrants and convertible notes	8,528,255	(3,235,591)	(814,827)
Realized gain/(loss) on exercise or conversion of warrants, derivative liability warrants and convertible notes	814,083	(1,692,628)	(28,003,594)
Amortization of deferred loss	(3,494,501)		(46,894,189)
TOTAL OTHER (EXPENSE)/ INCOME	5,949,330	(5,055,142)	(75,465,692)
LOSS BEFORE TAX	(29,219,098)	(35,102,222)	(107,876,382)
Tax recovery/(expense)	(524,057)	28,793	107,093
LOSS FOR THE YEAR	(28,695,041)	(35,131,015)	(107,983,475)
OTHER COMPREHENSIVE (LOSS)/INCOME FOR THE YEAR
Fair market value changes in convertible note due to changes in own credit risk	(1,475,210)	1,512,521	(1,009,592)
TOTAL OTHER COMPREHENSIVE INCOME FOR THE YEAR	(1,475,210)	1,512,521	(1,009,592)
LOSS AND OTHER COMPREHENSIVE LOSS FOR THE YEAR	$ (30,170,251)	$ (33,618,494)	$ (108,993,067)
LOSS PER SHARE
Basic and diluted loss per share	$ (1.72)	$ (5.40)	$ (76.26)